Note 18 - Tangible Assets - Property and Equipment Breakdown (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Property and Equipment Breakdown LineItems
Property and Equipment	$ 16,939,113,000	$ 17,578,496,000	$ 16,142,109,000
Real Estate Member
Property and Equipment Breakdown LineItems
Property and Equipment	12,361,299,000	13,239,922,000	13,182,164,000
Furniture and Facilities Member
Property and Equipment Breakdown LineItems
Property and Equipment	2,799,195,000	2,529,735,000	1,705,837,000
Machinery and Equipment Member
Property and Equipment Breakdown LineItems
Property and Equipment	1,288,117,000	1,267,945,000	965,177,000
Automobiles Member
Property and Equipment Breakdown LineItems
Property and Equipment	20,983,000	23,668,000	28,945,000
Constructions in Progress Member
Property and Equipment Breakdown LineItems
Property and Equipment	469,519,000	517,226,000	259,986,000
Total Property and Equipment Member
Property and Equipment Breakdown LineItems
Property and Equipment	$ 16,939,113,000	$ 17,578,496,000	$ 16,142,109,000